Business transactions (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Business transactions [Abstract]
Summary of LG International Corporation Transaction

The following table summarizes the result of this transaction:

Amounts in US$‘000	Total
Cash	81,000
Additional installments to be paid	29,427
Total consideration	110,427
Equity attributable to non-controlling interest	64,245
Trade and other payables	32,786
Total book value of the transaction	97,031
Result of the transaction recognized in Equity	13,396

Summary of Assets and Liabilities related to Sale of La Cuerva and Yamu Blocks

Amounts in US$‘000	Total
Advance payment	9,000
Final payment (including working capital adjustment)	7,066
Total consideration	16,066
Assets held for sale	23,211
Liabilities associated with assets held for sale	(9,447)
Other net current assets	2,416
Total identifiable net assets	16,180
Result of the transaction recognized in the Condensed Consolidated Statement of Income	(114)

Summary of Consideration Paid in the Acquisition of the Aguada Baguales, El Porvenir and Puesto Touquet Blocks

The following table summarizes the combined consideration paid for the acquired blocks and the final allocation of fair value of the assets acquired and liabilities assumed for the abovementioned transaction:

Amounts in US$‘000	Total
Cash (a)	48,850
Total consideration	48,850
Property, plant and equipment (including mineral interest)	54,929
Inventories	3,659
Provision for other long-term liabilities	(9,738)
Total identifiable net assets	48,850
(a)

In December 2017, GeoPark granted a security deposit of US$ 15,600,000. In March 2018, the Group completed the total consideration with an additional payment of US$ 36,400,000. In September 2018, Geo-Park collected a working capital adjustment of US$ 3,150,000.

Schedule of Consolidated Revenue and Profit in the Acquisition of the Aguada Baguales, El Porvenir and Puesto Touquet Blocks	The following table summarizes both results:

Amounts in US$‘000	2019
Revenue	612,401
Profit for the period	102,873